SHAREHOLDERS' EQUITY (Schedule of Shares Authorized Under Stock Option Plans by Exercise Price Range) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Outstanding
Number outstanding	1,903
Weighted average remaining contractual life (years)	3 years 4 months 6 days	3 years 11 months 23 days
Weighted average exercise price	$ 8.90
Exercisable
Number exercisable	1,324
Weighted average remaining contractual life (years)	2 years 8 months 19 days
Weighted average exercise price	$ 8.43
$1.48 - $5.68 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	1.48
Exercise price, maximum	$ 5.68
Outstanding
Number outstanding	478
Weighted average remaining contractual life (years)	2 years 3 months
Weighted average exercise price	$ 3.62
Exercisable
Number exercisable	346
Weighted average remaining contractual life (years)	9 months 26 days
Weighted average exercise price	$ 2.84
$5.72-$10.03 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	5.72
Exercise price, maximum	$ 10.03
Outstanding
Number outstanding	482
Weighted average remaining contractual life (years)	3 years 3 months 22 days
Weighted average exercise price	$ 8.72
Exercisable
Number exercisable	394
Weighted average remaining contractual life (years)	3 years 2 months 1 day
Weighted average exercise price	$ 8.75
$10.06 - $11.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	10.06
Exercise price, maximum	$ 11.32
Outstanding
Number outstanding	576
Weighted average remaining contractual life (years)	3 years 6 months 22 days
Weighted average exercise price	$ 10.86
Exercisable
Number exercisable	430
Weighted average remaining contractual life (years)	3 years 3 months 29 days
Weighted average exercise price	$ 10.97
$11.38 - $14.68 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	11.38
Exercise price, maximum	$ 14.68
Outstanding
Number outstanding	367
Weighted average remaining contractual life (years)	4 years 5 months 23 days
Weighted average exercise price	$ 12.92
Exercisable
Number exercisable	154
Weighted average remaining contractual life (years)	4 years 1 month 17 days
Weighted average exercise price	$ 12.98